Cost of goods sold and services provided	12 Months Ended
Jun. 30, 2020
Cost Of Goods Sold And Services Provided [Abstract]
Cost of goods sold and services provided
33.	Cost of goods sold and services provided

Description	Cost of sales and services from agricultural business (i)	Cost of sales and services from sales and services from urban properties and investment business (ii) (iii)	Total as of 06.30.20	Total as of 06.30.19	Total as of 06.30.18
Inventories at the beginning of the period / year	7,164	10,170	17,334	29,624	34,392
Adjustment previous periods (IFRS 15 and 9)	-	-	-	(8,325)	-
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,038	-	2,038	1,275	689
Changes in the net realizable value of agricultural products after harvest	657	-	657	(43)	43
Deconsolidation	-	(155)	(155)	(637)	(14,360)
Capitalized finance costs	-	12	12	17	24
Currency translation adjustment	(816)	8,262	7,446	(1,935)	12,290
Acquisition for business combination	-	-	-	-	848
Transfers	(355)	98	(257)	149	(700)
Harvest	10,639	-	10,639	8,009	6,197
Acquisitions and classifications	8,274	57,605	65,879	66,811	49,286
Consume	(2,610)	-	(2,610)	(4,864)	343
Disposals due to sales	-	(19)	(19)	-	(23)
Disposals due to advance in work in progress	-	264	264	-	-
Expenses incurred	3,271	-	3,271	2,613	2,637
Inventories at the end of the period / year	(6,545)	(11,855)	(18,400)	(17,334)	(29,624)
Costs as of 06.30.20	21,717	64,382	86,099	-	-
Costs as of 06.30.19	15,942	59,418	-	75,360	-
Costs as of 06.30.18	12,909	49,133	-	-	62,042

(i)	Includes biological assets (see Note 13.)
(ii)	Includes trade properties (see Note 11).